INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Fair value through other comprehensive income	$ 49	$ 0	$ (3)
Net investment hedges	26	(15)	13
Cash flow hedges	0	(1)	(6)
Equity accounted investments	0	0	0
Pension plan actuarial changes	(9)	1	(2)
Total deferred tax expense (recovery) in other comprehensive income	66	(15)	2
Current tax relating to items charged directly to equity	$ 20	$ 27	$ 49